Income Taxes (Details) - Schedule of the company's net deferred tax asset - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs [Abstract]
Start-up/Organization costs	$ 2,068,988	$ 530,288
Net operating loss carryforwards	49,118	49,118
Total deferred tax assets	2,118,106	579,406
Valuation allowance	(2,118,106)	(579,406)
Deferred tax asset, net of allowance	$ 0	$ 0